Summary of Significant Accounting Policies - Armada - Annual (Tables) - Armada Acquisition Corp. II	6 Months Ended
Jun. 30, 2026
Accounting Policies [Line Items]
Summary of Possible Redemption Reflected in the Balance Sheet are Reconciled	As of September 30, 2025, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(3,565,000)
Class A ordinary shares issuance cost	(14,171,895)
Accretion of carrying value to redemption value	22,365,061
Class A Ordinary Shares subject to possible redemption, September 30, 2025	$234,628,166
As of June 30, 2026, the Class A ordinary shares subject to possible redemption reflected in the unaudited condensed balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(3,565,000)
Class A ordinary shares issuance cost	(14,171,895)
Accretion of carrying value to redemption value	22,365,061
Class A Ordinary Shares subject to possible redemption, September 30, 2025	234,628,166
Plus:
Accretion of carrying value to redemption value	6,536,139
Class A Ordinary Shares subject to possible redemption, June 30, 2026	$241,164,305

Summary of Basic and Diluted Net Income Per Ordinary Share
The following table reflects the calculation of basic and diluted net income per ordinary share:

	For the period from October 3, 2024 (inception) through September 30, 2025
	Class A - Redeemable	Class A & B - Non-redeemable
Basic net income per ordinary share
Numerator:
Allocation of net income	$933,203	$838,780
Denominator:
Basic weighted average shares outstanding	8,323,204	7,481,056
Basic net income per ordinary share	$0.11	$0.11

	For the period from October 3, 2024 (inception) through September 30, 2025
	Redeemable Class A	Non-redeemable Class A & B
Diluted net income per ordinary share
Numerator:
Allocation of net income	$896,018	$875,965
Denominator:
Diluted weighted average shares outstanding	8,323,204	8,136,934
Diluted net income per ordinary share	$0.11	$0.11
The following table reflects the calculation of basic and diluted net income per ordinary share:

	For the Three Months Ended June 30, 2026		For the Three Months Ended June 30, 2025		For the Nine Months Ended June 30, 2026		For the Period from October 3, 2024 (Inception) through June 30, 2025
	Class A - Redeemable	Class A & B - Non-redeemable	Class A - Redeemable	Class A & B - Non-redeemable	Class A - Redeemable	Class A & B - Non-redeemable	Class A - Redeemable	Class A & B - Non-redeemable
Basic net income per ordinary share
Numerator:
Allocation of net income	$1,183,366	$441,961	$501,013	$386,133	$1,567,466	$585,414	$267,888	$572,768

Denominator:
Basic weighted average shares outstanding	23,000,000	8,590,000	9,857,143	7,596,957	23,000,000	8,590,000	3,322,222	7,103,193

Basic net income per ordinary share	$0.05	$0.05	$0.05	$0.05	$0.07	$0.07	$0.08	$0.08

	For the Three Months Ended June 30, 2026		For the Three Months Ended June 30, 2025		For the Nine Months Ended June 30, 2026		For the Period from October 3, 2024 (Inception) through June 30, 2025
	Class A - Redeemable	Class A & B - Non-redeemable	Class A - Redeemable	Class A & B - Non-redeemable	Class A - Redeemable	Class A & B - Non-redeemable	Class A - Redeemable	Class A & B - Non-redeemable
Diluted net income per ordinary share
Numerator:
Allocation of net income	$1,183,366	$441,961	$484,702	$402,444	$1,567,466	$585,414	$247,050	$593,606
Denominator:
Diluted weighted average shares outstanding	23,000,000	8,590,000	9,857,143	8,184,286	23,000,000	8,590,000	3,322,222	7,982,556
Diluted net income per ordinary share	$0.05	$0.05	$0.05	$0.05	$0.07	$0.07	$0.07	$0.07